Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy of Financial Assets and Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liabilities:
Short-term notes payable	$ 926	$ 469
Long-term debt, including current portion, fair value	11,568	12,010
Assets:
Cash and cash equivalents	0	48	$ 89
Level 1 [Member]
Liabilities:
Bank indebtedness	3
Short-term notes payable	926	469
Long-term debt, including current portion, fair value	0	0
Fair value hedge - interest-rate swap	9	2
Total liabilities, fair value	938	471
Assets:
Cash and cash equivalents		48
Total assets		48
Level 2 [Member]
Liabilities:
Bank indebtedness	0
Short-term notes payable	0	0
Long-term debt, including current portion, fair value	11,568	12,010
Fair value hedge - interest-rate swap	0	0
Total liabilities, fair value	11,568	12,010
Assets:
Cash and cash equivalents		0
Total assets		0
Level 3 [Member]
Liabilities:
Bank indebtedness	0
Short-term notes payable	0	0
Long-term debt, including current portion, fair value	0	0
Fair value hedge - interest-rate swap	0	0
Total liabilities, fair value	0	0
Assets:
Cash and cash equivalents		0
Total assets		0
Carrying Value [Member]
Liabilities:
Bank indebtedness	3
Short-term notes payable	926	469
Long-term debt, including current portion, fair value	10,067	10,680
Fair value hedge - interest-rate swap	9	2
Total liabilities, fair value	11,005	11,151
Assets:
Cash and cash equivalents		48
Total assets		48
Fair Value [Member]
Liabilities:
Bank indebtedness	3
Short-term notes payable	926	469
Long-term debt, including current portion, fair value	11,568	12,010
Fair value hedge - interest-rate swap	9	2
Total liabilities, fair value	$ 12,506	12,481
Assets:
Cash and cash equivalents		48
Total assets		$ 48